Schedule of consolidated statement of cash flows related to discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net cash generated by operating activities	$ 116	$ 211	$ 170
Net cash used in investing activities	(166)	(86)	(86)
Net cash used in financing activities	(7)	(73)	(85)
(Decrease) Increase in cash and cash equivalents	(57)	52	(1)
Cash and cash equivalents at the begining of the year	52	9	1
Effect of devaluation and inflation on cash and cash equivalents	5	(9)	9
(Decrease) Increase in cash and cash equivalents	(57)	52	(1)
Cash and cash equivalents at the end of the year		$ 52	$ 9